Derivative Liability - Schedule of Derivative Liability Weighted Average Assumption (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Price	$ 1.11	$ 2.23
Expected volatility		172.00%
Expected dividend yield	0.00%	0.00%
Series-A Preferred Stock
Fair Value:	2,808,041	$ 7,415,000
Issued [Member]
Expected volatility		172.00%
Expected dividend yield		0.00%
Warrants		$ 1,979,082
Convertible debt		2,326,000
Series-A Preferred Stock		564,000
Fair Value:		4,869,082
Convertible Debt [Member]
Fair Value:	1,665,980	3,633,000
Warrants [Member]
Fair Value:	1,047,900	3,000,000
Series-A Convertible Preferred Shares [Member]
Fair Value:	$ 94,161	$ 782,000
Minimum [Member]
Exercise Price	$ 0.94	$ 1.10
Risk-free interest rate	2.09%	1.76%
Expected volatility	101.00%
Expected life (in years)	1 year 1 month 6 days	1 year 3 months 19 days
Minimum [Member] | Issued [Member]
Exercise Price		$ 1.10
Stock Price		$ 1.26
Risk-free interest rate		1.53%
Expected life (in years)		1 year 5 months 27 days
Maximum [Member]
Exercise Price	$ 1.10	$ 1.25
Risk-free interest rate	2.20%	2.20%
Expected volatility	169.00%
Expected life (in years)	4 years 8 months 16 days	5 years
Maximum [Member] | Issued [Member]
Exercise Price		$ 1.25
Stock Price		$ 1.80
Risk-free interest rate		2.03%
Expected life (in years)		5 years